Summary of significant accounting policies (Tables)	12 Months Ended
Sep. 30, 2018
Corporate Information And Statement Of IFRS Compliance [Abstract]
Disclosure of Estimated Useful Lives of Property, Plant and Equipment

Buildings	10 to 40 years
Leasehold improvements	Lesser of the useful life or lease term
Furniture, fixtures and equipment	3 to 20 years
Computer equipment	3 to 5 years

	Land and buildings	Leasehold improvements	Furniture, fixtures and equipment	Computer equipment	Total
	$	$	$	$	$
Cost
As at September 30, 2017	65,640	210,326	164,016	645,363	1,085,345
Additions	748	27,970	11,034	110,776	150,528
Additions - business acquisitions (Note 26a)	—	192	943	1,479	2,614
Disposals/retirements	(8,933)	(35,311)	(11,082)	(73,245)	(128,571)
Foreign currency translation adjustment	1,000	1,711	(277)	2,126	4,560
As at September 30, 2018	58,455	204,888	164,634	686,499	1,114,476
Accumulated depreciation
As at September 30, 2017	20,691	154,801	99,131	414,109	688,732
Depreciation expense (Note 23)	2,000	21,881	16,003	116,703	156,587
Impairment (Notes 23 and 24)	—	160	1,764	—	1,924
Disposals/retirements	(8,542)	(34,251)	(10,396)	(70,577)	(123,766)
Foreign currency translation adjustment	503	1,684	(279)	998	2,906
As at September 30, 2018	14,652	144,275	106,223	461,233	726,383
Net carrying amount as at September 30, 2018	43,803	60,613	58,411	225,266	388,093
	Land and buildings	Leasehold improvements	Furniture, fixtures and equipment	Computer equipment	Total
	$	$	$	$	$
Cost
As at September 30, 2016	68,576	206,193	165,807	651,742	1,092,318
Additions	2,475	16,438	12,642	89,402	120,957
Additions - business acquisitions (Note 26a)	—	673	1,206	3,609	5,488
Disposals/retirements	(4,076)	(11,141)	(13,696)	(87,158)	(116,071)
Foreign currency translation adjustment	(1,335)	(1,837)	(1,943)	(12,232)	(17,347)
As at September 30, 2017	65,640	210,326	164,016	645,363	1,085,345
Accumulated depreciation
As at September 30, 2016	15,001	146,836	97,574	393,614	653,025
Depreciation expense (Note 23)	2,324	20,687	15,796	114,047	152,854
Impairment (Notes 23 and 24)	4,985	—	364	558	5,907
Disposals/retirements	(1,350)	(10,932)	(13,558)	(87,126)	(112,966)
Foreign currency translation adjustment	(269)	(1,790)	(1,045)	(6,984)	(10,088)
As at September 30, 2017	20,691	154,801	99,131	414,109	688,732
Net carrying amount as at September 30, 2017	44,949	55,525	64,885	231,254	396,613

Disclosure of Estimated Useful Lives of Intangible Assets

Internal-use software	2 to 7 years
Business solutions	2 to 10 years
Software licenses	3 to 8 years
Client relationships and other	2 to 10 years

	Internal-use software acquired	Internal-use software internally developed	Business solutions acquired	Business solutions internally developed	Software licenses	Client relationships and other	Total
	$	$	$	$	$	$	$
Cost
As at September 30, 2017	99,047	94,788	84,044	387,624	217,875	965,687	1,849,065
Additions	5,742	21,724	—	47,125	19,343	—	93,934
Additions - business acquisitions (Note 26a)	—	—	—	—	—	46,755	46,755
Disposals/retirements	(10,145)	(1,605)	(1,503)	(2,796)	(22,278)	—	(38,327)
Foreign currency translation adjustment	1,063	(206)	(285)	12,640	1,550	12,641	27,403
As at September 30, 2018	95,707	114,701	82,256	444,593	216,490	1,025,083	1,978,830
Accumulated amortization
As at September 30, 2017	74,286	50,842	78,151	237,351	131,672	786,337	1,358,639
Amortization expense (Note 23)	7,385	7,757	3,954	33,197	34,186	70,447	156,926
Impairment (Notes 23 and 24)	—	1,209	—	57	—	—	1,266
Disposals/retirements	(10,145)	(1,605)	(1,503)	(2,062)	(21,926)	—	(37,241)
Foreign currency translation adjustment	651	9	(16)	8,549	1,146	9,575	19,914
As at September 30, 2018	72,177	58,212	80,586	277,092	145,078	866,359	1,499,504
Net carrying amount as at September 30, 2018	23,530	56,489	1,670	167,501	71,412	158,724	479,326

	Internal-use software acquired	Internal-use software internally developed	Business solutions acquired	Business solutions internally developed	Software licenses	Client relationships and other	Total
	$	$	$	$	$	$	$
Cost
As at September 30, 2016	92,824	72,332	94,209	382,380	213,777	935,100	1,790,622
Additions	11,815	23,201	—	43,934	19,563	—	98,513
Additions - business acquisitions (Note 26a)	78	—	—	—	255	50,141	50,474
Disposals/retirements	(4,750)	(805)	(7,330)	(24,271)	(12,804)	—	(49,960)
Foreign currency translation adjustment	(920)	60	(2,835)	(14,419)	(2,916)	(19,554)	(40,584)
As at September 30, 2017	99,047	94,788	84,044	387,624	217,875	965,687	1,849,065
Accumulated amortization
As at September 30, 2016	72,368	46,513	81,611	237,953	111,593	730,803	1,280,841
Amortization expense (Note 23)	7,232	5,102	6,120	32,758	34,640	71,181	157,033
Disposals/retirements	(4,750)	(805)	(7,330)	(24,271)	(12,804)	—	(49,960)
Foreign currency translation adjustment	(564)	32	(2,250)	(9,089)	(1,757)	(15,647)	(29,275)
As at September 30, 2017	74,286	50,842	78,151	237,351	131,672	786,337	1,358,639
Net carrying amount as at September 30, 2017	24,761	43,946	5,893	150,273	86,203	179,350	490,426